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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended    September 30, 2005
                                              ------------------------

Check here if Amendment [_]; Amendment Number:  _____
  This Amendment (Check only one.):       [_] is a restatement.
                                          [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Drake Capital Management, LLC
                  ------------------------------
Address:          660 Madison Avenue, 16th Floor
                  ------------------------------
                  New York, NY 10021
                  ------------------------------


Form 13F File Number:  028-10670
                           ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stacey L. Feller
                  -----------------------------
Title:            Chief Financial Officer
                  -----------------------------
Phone:            (212) 756-1211
                  -----------------------------

Signature, Place, and Date of Signing:


 /s/ Stacey L. Feller                New York, NY             October 28, 2005
--------------------------       ----------------------    ---------------------
       [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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


                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                  0
                                         ----------------
Form 13F Information Table Entry Total:            56
                                         ----------------

Form 13F Information Table Value Total:    $  454,322
                                         ----------------
                                            (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

         NONE




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
                                                FORM 13F INFORMATION TABLE

      COLUMN 1        COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  ---------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE        SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES
INC                    OPTION      00846U101     6550     200,000  SH    PUT    SOLE                          200,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC      OPTION      00949P108    1,804     142,500  SH    PUT    SOLE                          142,500    0     0
-----------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC       BOND       00949PAB4   18,641  13,500,000  PRN          SOLE                       13,500,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC            BOND       018490AE2   21,066  20,000,000  PRN          SOLE                       20,000,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
ALLOY INC               BOND       019855AB1    9,475  11,500,000  PRN          SOLE                       11,500,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
AMKOR TECHNOLOGY INC    BOND       031652AN0      951   1,000,000  PRN          SOLE                        1,000,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
ARTESYN TECHNOLOGIES
INC                     BOND       043127AB5   15,863  12,010,000  PRN          SOLE                       12,010,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
BEAZER HOMES USA INC    BOND       07556QAL9   14,220  10,500,000  PRN          SOLE                       10,500,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
BRASKEM S A            SPONSORED
                        ADR        105532105    1,554      75,000  SH           SOLE                           75,000    0     0
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BUNGE LTD FIN CORP      BOND       120568AE0   24,581  15,000,000  PRN          SOLE                       15,000,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
CKE RESTAURANTS INC     COM        12561E105    1,081      82,000  SH           SOLE                           82,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
CRA INTL INC            COM        12618T105    2,085      50,000  SH           SOLE                           50,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP           OPTION      131347106      777     300,000  SH    PUT    SOLE                          300,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
CHURCH & DWIGHT INC     BOND       171340AC6   21,082  15,715,000  PRN          SOLE                       15,715,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
CONAGRA FOODS INC       COM        205887102      965      39,000  SH           SOLE                           39,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLS INC   BOND       210795PD6    1,436   1,750,000  PRN          SOLE                        1,750,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
CONTINENTAL AIRLS INC  OPTION      210795308      598      61,900  SH    PUT    SOLE                           61,900    0     0
-----------------------------------------------------------------------------------------------------------------------------------
DECODE GENETICS INC     BOND       243586AB0      868   1,000,000  PRN          SOLE                        1,000,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
DIAMONDS TRUST         OPTION      252787106    5,288      50,000  SH    PUT    SOLE                           50,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO        BOND       277461BE8    14,124 14,500,000  PRN          SOLE                       14,500,000    0     0
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ELAN PLC               SPONSORED
                        ADR        284131208       665     75,000  SH           SOLE                           75,000    0     0
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ELECTRONIC DATA SYS     COM        285661104     4,273    190,400  SH           SOLE                          190,400    0     0
-----------------------------------------------------------------------------------------------------------------------------------
EQUINIX INC             BOND       29444UAE6     6,681  5,700,000  PRN          SOLE                        5,700,000    0     0
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

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
      COLUMN 1        COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  ---------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE        SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN RES INC       BOND       299900AB6    20,822 10,000,000  PRN          SOLE                       10,000,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
FEI CO                  BOND       30241LAD1     8,759  9,500,000  PRN          SOLE                        9,500,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
FAIRCHILD SEMICONDUCTOR
CORP                    BOND       303727AJ0       493    500,000  PRN          SOLE                          500,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
FINISAR                 COM        31787A101       137    100,000  SH           SOLE                          100,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
FISHER SCIENTIFIC INTL
INC                     COM        338032204    2,476      39,900  SH           SOLE                           39,900    0     0
-----------------------------------------------------------------------------------------------------------------------------------
GREY GLOBAL GROUP INC   BOND       39787MAB4   18,114  15,500,000  PRN          SOLE                       15,500,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
GUITAR CTR MGMT INC     BOND       402040AC3   34,321  21,000,000  PRN          SOLE                       21,000,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
HARRIS CORP DEL         BOND       413875AH8   14,995   8,000,000  PRN          SOLE                        8,000,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP       BOND       477143AC5    5,190   5,500,000  PRN          SOLE                        5,500,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
KAYDON CORP             BOND       486587AB4   12,104  11,000,000  PRN          SOLE                       11,000,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC  COM        521863308    2,112      60,000  SH           SOLE                           60,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
MAGNA ENTMT CORP        BOND       559211AC1   12,939  12,347,000  PRN          SOLE                       12,347,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
MASCO CORP              BOND       574599BB1    9,295  20,225,000  PRN          SOLE                       20,225,000    0     0
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MEMBERWORKS INC         BOND       586002AB3    2,457   2,250,000  PRN          SOLE                        2,250,000    0     0
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MICRON TECHNOLOGY INC   COM        595112103    1,064      80,000  SH           SOLE                           80,000    0     0
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MOBILE TELESYSTEMS    SPONSORED
OJSC                    ADR        607409109    1,627      40,000  SH           SOLE                           40,000    0     0
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NAPCO SEC SYS INC       COM        630402105      956      70,000  SH           SOLE                           70,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
NEXTEL COMMUNICATIONS
INC                     BOND       65332VAY9    2,468   2,450,000  PRN          SOLE                        2,450,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
PANAMSAT HLDG CORP      COM        69831Y105    1,210      50,000  SH           SOLE                           50,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY CORP    OPTION      704549104    2,109      25,000  SH    PUT    SOLE                           25,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
PETROKAZAKHSTAN INC    OPTION      71649P102    5,443     100,000  SH    PUT    SOLE                          100,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
PRIMUS
TELECOMMUNICATIONS      COM        741929103      102     100,000  SH           SOLE                          100,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
PRIMUS
TELECOMMUNICATIONS      BOND       741929AN3    3,996  11,475,000  PRN          SOLE                       11,475,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
REEBOK INTL LTD         BOND       758110AH3    8,973   8,000,000  PRN          SOLE                        8,000,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
SPX CORP NOTE           BOND       784635AD6      652   1,000,000  PRN          SOLE                        1,000,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
SEROLOGICALS CORP       BOND       817523AB9      823     500,000  PRN          SOLE                          500,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
SEROLOGICALS CORP      OPTION      817523103      293      13,000  SH    CALL   SOLE                           13,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
SILICON VY BANCSHARES   BOND       827064AC0   15,954  11,000,000  PRN          SOLE                       11,000,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
STEEL DYNAMICS INC      BOND       858119AD2   44,892  22,000,000  PRN          SOLE                       22,000,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
VERTEX PHARMACEUTICALS
INC                    OPTION      92532F100      448      20,000  SH    PUT    SOLE                           20,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
WALTER INDS INC        OPTION      93317Q105    2,446      50,000  SH    CALL   SOLE                           50,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
WALTER INDS INC         BOND       93317QAC9   25,309   9,000,000  PRN          SOLE                        9,000,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------

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
      COLUMN 1        COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  ---------------------------
                       TITLE                   VALUE      SHRS OR  SH/   PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT  PRN   CALL   DISCRETION    MANAGERS     SOLE        SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
YAHOO INC               BOND       984332AB2   16,715  10,000,000  PRN          SOLE                       10,000,000    0     0
-----------------------------------------------------------------------------------------------------------------------------------

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